                                               --------------------------------
                                                         OMB APPROVAL
                                               --------------------------------
                                               OMB Number:            3235-0006
                                               Expires:       February 28, 1997
                                               Estimated average burden
                                               hours per response . . . . 24.60
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                                               --------------------------------
                                                         SEC USE ONLY
                                               --------------------------------


                                               --------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

    Report for the Calendar Year or Quarter Ended    MARCH 31    , 2002.
                                                 ----------------    --

-------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here [0]

GEOCAPITAL, LLC
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 THIRD AVENUE - 32ND FLOOR          NEW YORK          NY         10022-7519
-------------------------------------------------------------------------------
Business Address      (Street)          (City)         (State)           (Zip)

IRWIN LIEBER                   (212) 486-4455           CHAIRMAN & CIO
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


-----------------------------------ATTENTION-----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-------------------------------------------------------------------------------
     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be

signed on its behalf in the City of  NEW YORK         and State of  NY
                                   -------------------            -------------
on the  2ND      day of  APRIL           , 2002.
      -----------      ------------------    --

                                                    IRWIN LIEBER
                                    -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. IRWIN LIEBER         28-4421         6.
----------------------- -------------   ----------------------- -------------
2. BARRY FINGERHUT      28-4421         7.
----------------------- -------------   ----------------------- -------------
3. AFFILIATED MANAGERS
   GROUP                28-4421         8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------

                                                               SEC 1685 (5/91)
        Copyright(c) 1992-1998.  NRS Systems, Inc. (Portions of Software Only)

                                                           FORM 13F
Page 2   of   2                                  Name of Reporting Manager  GeoCapital, LLC                ____________________
    ____   ____                                                             _______________________________   (SEC USE ONLY)
_______________________________________________________________________________________________________________________________
                              (4)                                      ITEM 6:             (5)
                                                                INVESTMENT DISCRETION
                                                 ITEM 5:   _______________________________   ITEM 7:           ITEM 8:
                              ITEM 3:  ITEM 4:   SHARES OF          (b) SHARED-             MANAGERS   VOTING AUTHORITY (SHARES)
   ITEM 1:         ITEM 2:    CUSIP  FAIR MARKET PRINCIPAL          AS DEFINED  (c)SHARED-    SEE     ____________________________
NAME OF ISSUER TITLE OF CLASS NUMBER    VALUE     AMOUNT   (a) SOLE IN INSTR. V      OTHER  INSTR. V  (a) SOLE  (b)SHARED (c) NONE
______________ ______________ ______ ___________ _________ ________ ___________ __________ __________ _________ _________ ________
__________________________________________________________________________________________________________________________________

See attached
__________________________________________________________________________________________________________________________________

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__________________________________________________________________________________________________________________________________

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__________________________________________________________________________________________________________________________________

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__________________________________________________________________________________________________________________________________

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__________________________________________________________________________________________________________________________________

__________________________________________________________________________________________________________________________________
 COLUMN TOTALS
__________________________________________________________________________________________________________________________________
                     Copyright (c) 1992-1998. NRS Systems, Inc. (Portions of Software Only)                        SEC 1685 (5/91)

                                 GEOCAPITAL LLC
                             FORM 13F SUMMARY PAGE
                               AS OF DATE 3/31/02



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:           0

FORM 13F INFORMATION TABLE ENTRY TOTAL:      62

FORM 13F INFORMATION TABLE VALUE TOTAL:      $1,715,910,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 3/31/02


                                                                                                             VOTING AUTHORITY

                                  TITLE OF                         VALUE      SHARES/    SH/    INVESTMENT  SOLE    SHARED     NONE
         NAME OF ISSUER            CLASS                  CUSIP    (x$1000)   PRN AMT    PRN     DSCRETN

APOLLO GROUP INC CL A               COM                  37604105   57515     1074039    SH      DEFINED      0    1074039       0
APPLERA CORP-CELERA GENOMICS G      COM                  38020202   25074     1220154    SH      DEFINED      0    1220154       0
BEA SYS INC                         COM                  73325102   23242     1695290    SH      DEFINED      0    1695290       0
BJ SVCS CO                          COM                  55482103   27827      807295    SH      DEFINED      0     807295       0
BROADVISION INC                     COM                  111412102  10746     6211369    SH      DEFINED      0    6211369       0
CAL DIVE INTL INC                   COM                  127914109  9260       371900    SH      DEFINED      0     371900       0
CAREMARK RX INC                     COM                  141705103  16584      850440    SH      DEFINED      0     850440       0
CENTRA SOFTWARE, INC.               COM                  15234X103  54          11150    SH      DEFINED      0      11150       0
CONSOL ENERGY INC                   COM                  20854P109  19304      735393    SH      DEFINED      0     735393       0
COVANSYS CORP                       COM                  22281W103  20237     2698222    SH      DEFINED      0    2698222       0
CUNO INC                            COM                  126583103  21804      587400    SH      DEFINED      0     587400       0
CYPRESS SEMICONDUCTOR CORP          COM                  232806109  25195     1095445    SH      DEFINED      0    1095445       0
DEVRY INC                           COM                  251893103  57599     1911678    SH      DEFINED      0    1911678       0
DIAMONDCLUSTER INTL                 COM                  25278P106  26344     2039000    SH      DEFINED      0    2039000       0
DIGITALTHINK INC                    COM                  25388M100  6268      2785638    SH      DEFINED      0    2785638       0
DORAL FINL CORP                     COM                  25811P100  41303     1216580    SH      DEFINED      0    1216580       0
DOUBLECLICK INC                     COM                  258609304  21354     1780970    SH      DEFINED      0    1780970       0
EDISON SCHS INC CL A                COM                  281033100  40778     2933703    SH      DEFINED      0    2933703       0
EVERGREEN RES INC                   COM                  299900308  77498     1858460    SH      DEFINED      0    1858460       0
FELCOR LODGING TR INC               COM                  31430F101  23627     1111838    SH      DEFINED      0    1111838       0
FRONTLINE CAPITAL GROUP - WARR      WARRANT AND RIGH     35921N994  0           25000    SH      DEFINED      0      25000       0
HEARTLAND EXPRESS INC               COM                  422347104  36145     1810897    SH      DEFINED      0    1810897       0
HOLLYWOOD MEDIA CORPORATION         COM                  436233100  5325      1065000    SH      DEFINED      0    1065000       0
HORIZON OFFSHORE INC                COM                  44043J105  27272     2325019    SH      DEFINED      0    2325019       0
HOST MARRIOTT CORP NEW              COM                  44107P104  22674     1897445    SH      DEFINED      0    1897445       0
INFORMATION HOLDINGS, INC.          COM                  456727106  48894     1697703    SH      DEFINED      0    1697703       0
INTEGRATED CIRCUIT SYS INC          COM                  45811K208  22085     1082600    SH      DEFINED      0    1082600       0
INTERNET SEC SYS INC                COM                  46060X107  16584      725760    SH      DEFINED      0     725760       0
INTERWOVEN INC                      COM                  46114T102  9413      1882500    SH      DEFINED      0    1882500       0
KIRBY CORP                          COM                  497266106  37261     1246180    SH      DEFINED      0    1246180       0
LEGATO SYS INC                      COM                  524651106  24243     2690709    SH      DEFINED      0    2690709       0

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 3/31/02


                                                                                                             VOTING AUTHORITY

                                  TITLE OF                           VALUE    SHARES/    SH/    INVESTMENT  SOLE    SHARED     NONE
         NAME OF ISSUER            CLASS                  CUSIP     (x$1000)  PRN AMT    PRN     DSCRETN
LEGG MASON INC                      COM                  524901105  58055     1093732    SH      DEFINED      0    1093732       0
MACROMEDIA INC                      COM                  556100105  43526     2131538    SH      DEFINED      0    2131538       0
MANUGISTICS GROUP INC               COM                  565011103  37294     1736240    SH      DEFINED      0    1736240       0
MAVERICK TUBE CORP                  COM                  577914104  14212      870860    SH      DEFINED      0     870860       0
MAXTOR CORP                         COM                  577729205  8362      1203100    SH      DEFINED      0    1203100       0
MERCURY INTERACTIVE                 COM                  589405109  20839      553500    SH      DEFINED      0     553500       0
MILLER HERMAN INC                   COM                  600544100  49810     2094625    SH      DEFINED      0    2094625       0
NATIONAL INSTRUMENTS                COM                  636518102  53777     1285908    SH      DEFINED      0    1285908       0
NETRO CORP                          COM                  64114R109  28          10000    SH      DEFINED      0      10000       0
PARAMETRIC TECHNOLOGY               COM                  699173100  23883     3954210    SH      DEFINED      0    3954210       0
PEOPLESOFT                          COM                  712713106  21604      591400    SH      DEFINED      0     591400       0
PRINCETON REVIEW INC                COM                  742352107  3832       440500    SH      DEFINED      0     440500       0
PROBUSINESS SERVICES                COM                  742674104  26367     1222390    SH      DEFINED      0    1222390       0
QUEST PRODS CORP                    COM                  747955102  178       3556434    SH      DEFINED      0    3556434       0
QUEST SOFTWARE                      COM                  74834T103  12617      834989    SH      DEFINED      0     834989       0
S1 CORP                             COM                  78463B101  67798     4391058    SH      DEFINED      0    4391058       0
SABA SOFTWARE INC                   COM                  784932105  15568     3751300    SH      DEFINED      0    3751300       0
SCHEIN HENRY INC                    COM                  806407102  30570      693994    SH      DEFINED      0     693994       0
SEACOR SMIT INC.                    COM                  811904101  75695     1544800    SH      DEFINED      0    1544800       0
SILICON VY BANCSHARES               COM                  827064106  65213     2155805    SH      DEFINED      0    2155805       0
SOTHEBY HLDGS INC CL A              COM                  835898107  34154     2127955    SH      DEFINED      0    2127955       0
STEIN MART INC                      COM                  858375108  13148     1313530    SH      DEFINED      0    1313530       0
SYCAMORE NETWORKS INC               COM                  871206108  13614     3446545    SH      DEFINED      0    3446545       0
TECHNOLOGY SOLUTION CO.             COM                  87872T108  1122       640908    SH      DEFINED      0     640908       0
TESSCO TECHNOLOGIES                 COM                  872386107  5321       350050    SH      DEFINED      0     350050       0
UNIVERSITY OF PHOENIX ONLINE        COM                  37604204   41458      990864    SH      DEFINED      0     990864       0
US CONCRETE INC.                    COM                  90333L102  10691     1632155    SH      DEFINED      0    1632155       0
VERITAS DGC INC                     COM                  92343P107  39370     2328219    SH      DEFINED      0    2328219       0
WILEY JOHN & SONS INC CL A          COM                  968223206  80162     3059628    SH      DEFINED      0    3059628       0
WR BERKLEY CORP                     COM                  84423102   34408      598600    SH      DEFINED      0     598600       0
XM SATELLITE RADIO INC CL A         COM                  983759101  11725      851500    SH      DEFINED      0     851500       0